UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 94.0%
Australia 8.0%
Abacus Property Group	807,687	975,190
Aspen Group	556,539	740,397
Centro Properties Group	414,285	2,485,570
Centro Retail Group	660,853	891,486
Charter Hall Group*	887,818	1,045,471
FKP Property Group	58,849	247,810
GPT Group	518,501	1,816,262
Lend Lease Corp., Ltd.	81,735	975,892
Macquarie DDR Trust	1,251,460	1,133,246
Macquarie Goodman Group	509,555	2,476,108
Stockland	466,431	2,572,469
Westfield Group	157,038	2,202,700

		17,562,601
Canada 3.3%
Canadian Apartment Properties (REIT)	66,400	1,086,518
Canadian Real Estate Investment Trust (REIT)	94,000	2,245,404
Morguard Real Estate Investment Trust (REIT) (Units)	103,500	1,055,603
RioCan Real Estate Investment Trust (REIT)	128,200	2,753,820

		7,141,345
China 0.3%
Shui On Land Ltd.*	1,096,000	752,646
Denmark 0.6%
Sjaelso Gruppen AS	4,000	1,200,711
Finland 0.3%
Technopolis Oyj	79,594	630,808
France 2.6%
Fonciere des Regions	9,000	1,354,659
Klepierre	9,000	1,347,811
Societe Fonciere Lyonnaise (REIT)	1,500	99,859
Unibail	14,000	2,941,624

		5,743,953
Germany 1.4%
Colonia Real Estate AG*	36,000	1,379,994
DIC Asset AG	25,000	895,561
Patrizia Immobilien AG*	33,000	882,107

		3,157,662
Hong Kong 7.9%
China Overseas Land & Investment Ltd.	1,500,000	1,157,156
China Resources Land Ltd.	1,800,000	1,212,992
Hang Lung Properties Ltd.	670,000	1,429,329
Hongkong Land Holdings Ltd.	980,000	3,802,400
Link (REIT)	458,000	953,548
Sun Hung Kai Properties Ltd.	806,000	8,788,702

		17,344,127
Italy 1.8%
Beni Stabili SpA	1,200,000	1,339,062

Pirelli & C. Real Estate SpA	20,000	1,188,924
Risanamento SpA	190,000	1,445,578

		3,973,564
Japan 13.9%
AEON Mall Co., Ltd.	39,000	2,060,190
Japan Retail Fund Investment Corp. (REIT)	110	810,159
Mitsubishi Estate Co., Ltd.	510,000	11,139,048
Mitsui Fudosan Co., Ltd.	430,000	9,773,968
Nippon Building Fund, Inc. (REIT)	176	1,787,936
Nippon Commercial Investment Corp. (REIT)*	100	403,810
Sumitomo Realty & Development Co., Ltd.	150,000	4,406,349

		30,381,460
Luxembourg 0.6%
Orco Property Group	10,000	1,245,226
Norway 0.9%
NorGani Hotels ASA*	200,000	1,869,273
Philippines 0.4%
Megaworld Corp.	25,000,000	956,366
Singapore 1.9%
Capitaland Ltd.	318,000	1,011,113
CapitaMall Trust (REIT)	1,040,000	1,663,214
Suntec Real Estate Investment Trust (REIT)	540,000	503,195
The Ascott Group Ltd.	1,673,000	1,074,428

		4,251,950
Spain 0.3%
Renta Corporatcion Real Estate SA*	16,000	604,201
Riofisa SA*	1,000	36,076

		640,277
Sweden 1.7%
Castellum AB	142,854	1,608,244
Hufvudstaden AB “A”	140,000	1,184,474
Lennart Wallenstam Byggnads AB “B”	60,000	888,355
LjungbergGruppen AB “B”	3,750	107,718

		3,788,791
United Kingdom 13.0%
Big Yellow Group PLC	175,000	1,599,807
British Land Co. PLC	200,000	5,107,772
Dawnay, Day Treveria PLC	660,000	954,081
Derwent Valley Holdings PLC	45,000	1,537,668
Equest Balkan Properties PLC*	500,000	1,006,388
Great Portland Estates PLC	125,000	1,415,965
Hammerson PLC	130,000	3,193,481
Land Securities Group PLC	175,000	6,448,376
London Merchant Securities PLC	300,000	1,349,497
Minerva PLC	180,000	1,017,810
Slough Estates PLC	200,000	2,490,226
Terrace Hill Group PLC	800,000	1,044,772
Unite Group PLC	140,000	1,214,968

		28,380,811
United States 34.9%
AMB Property Corp. (REIT)	34,300	1,890,273
Apartment Investment & Management Co. “A” (REIT)	44,400	2,415,804
Archstone-Smith Trust (REIT)	87,650	4,771,666
AvalonBay Communities, Inc. (REIT)	45,100	5,430,040
BioMed Realty Trust, Inc. (REIT)	11,100	336,774
Boston Properties, Inc. (REIT)	37,000	3,823,580
Brookfield Properties Corp.	91,200	3,221,184

Digital Realty Trust, Inc. (REIT)	42,850	1,342,062
Equity Lifestyle Properties, Inc. (REIT)	26,500	1,211,315
Equity Office Properties Trust (REIT)	126,400	5,025,664
Equity Residential (REIT)	36,650	1,853,757
Essex Property Trust, Inc. (REIT)	16,400	1,990,960
Extra Space Storage, Inc. (REIT)	24,550	424,960
Federal Realty Investment Trust (REIT)	29,600	2,199,280
FelCor Lodging Trust, Inc. (REIT)	38,300	767,915
Host Hotels & Resorts, Inc. (REIT)	186,200	4,269,566
Innkeepers USA Trust (REIT)	6,300	102,627
Kilroy Realty Corp. (REIT)	9,900	745,866
LTC Properties, Inc. (REIT)	17,700	429,225
Nationwide Health Properties, Inc. (REIT)	32,650	873,061
ProLogis (REIT)	46,900	2,676,114
Public Storage, Inc. (REIT)	38,150	3,280,518
Regency Centers Corp. (REIT)	48,850	3,358,926
Simon Property Group, Inc. (REIT)	80,700	7,313,034
SL Green Realty Corp. (REIT)	25,100	2,803,670
Sovran Self Storage, Inc. (REIT)	6,200	344,410
Starwood Hotels & Resorts Worldwide, Inc.	17,000	972,230
Tanger Factory Outlet Centers, Inc. (REIT)	23,500	837,070
Taubman Centers, Inc. (REIT)	8,500	377,570
The Macerich Co. (REIT)	46,250	3,531,650
Ventas, Inc. (REIT)	54,800	2,111,992
Vornado Realty Trust (REIT)	50,700	5,526,300

		76,259,063
Total Common Stocks (Cost $200,256,590)		205,280,634
Closed End Investment Companies 0.6%
Luxembourg 0.6%
ProLogis European Properties*	63,920	1,191,491
United States Virgin Islands 0.0%
Macau Property Opportunities Fund Ltd.*	30,000	54,626
Total Closed End Investment Companies (Cost $1,228,355)		1,246,117
Cash Equivalents 2.2%
Cash Management QP Trust, 5.34% (a) (Cost $4,915,585)	4,915,585	4,915,585
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 206,400,530)	96.8	211,442,336
Other Assets and Liabilities, Net	3.2	7,023,565

Net Assets	100.0	218,465,901
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.
*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

At September 30, 2006, the DWS RREEF Global Real Estate Securities Fund had the following Sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Diversified	105,715,062	51.5%
Office	28,646,808	14.0%
Shopping Centers	19,324,478	9.4%
Apartments	17,548,745	8.5%
Regional Malls	11,222,254	5.4%
Hotels	7,981,611	3.9%
Storage	5,649,696	2.8%
Industrial	4,566,387	2.2%
Health Care	3,414,278	1.7%
Manufactured Homes	1,211,315	0.6%
Total	205,280,634	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006